AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.7%
Financials – 21.7%
Banks – 7.5%
Citigroup, Inc.	313,360	$19,616,336
JPMorgan Chase & Co.	166,860	35,184,100
Wells Fargo & Co.	288,639	16,305,217

		71,105,653

Capital Markets – 3.0%
Blackstone Secured Lending Fund	213,680	6,258,687
S&P Global, Inc.	43,790	22,622,790

		28,881,477

Financial Services – 8.7%
Berkshire Hathaway, Inc. - Class B(a)	77,674	35,750,235
Fiserv, Inc.(a)	159,844	28,715,975
Mastercard, Inc. - Class A	21,438	10,586,084
MGIC Investment Corp.	294,460	7,538,176

		82,590,470

Insurance – 2.5%
Axis Capital Holdings Ltd.	215,742	17,175,221
MetLife, Inc.	75,122	6,196,062

		23,371,283

		205,948,883

Health Care – 18.9%
Biotechnology – 6.3%
Amgen, Inc.	20,469	6,595,316
Gilead Sciences, Inc.	200,328	16,795,500
Regeneron Pharmaceuticals, Inc.(a)	22,684	23,846,328
United Therapeutics Corp.(a)	35,340	12,664,089

		59,901,233

Health Care Equipment & Supplies – 1.7%
GE Healthcare, Inc.	169,860	15,941,361

Health Care Providers & Services – 5.6%
Cencora, Inc.	103,019	23,187,517
Elevance Health, Inc.	57,253	29,771,560

		52,959,077

Pharmaceuticals – 5.3%
Johnson & Johnson	136,250	22,080,675
Merck & Co., Inc.	146,420	16,627,455
Roche Holding AG (Sponsored ADR)(b)	275,815	11,018,809

		49,726,939

		178,528,610

Industrials – 15.4%
Aerospace & Defense – 2.7%
Curtiss-Wright Corp.	14,354	4,718,017
RTX Corp.	136,639	16,555,181
Textron, Inc.	45,847	4,061,127

		25,334,325

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.7%
United Parcel Service, Inc. - Class B	49,010	$6,682,023

Building Products – 2.1%
A O Smith Corp.	66,260	5,952,136
Allegion PLC	42,272	6,160,721
Builders FirstSource, Inc.(a)	39,124	7,584,579

		19,697,436

Commercial Services & Supplies – 1.0%
Veralto Corp.	86,330	9,656,874

Electrical Equipment – 3.2%
Emerson Electric Co.	72,727	7,954,152
Generac Holdings, Inc.(a)	59,880	9,513,735
nVent Electric PLC	174,982	12,294,235

		29,762,122

Ground Transportation – 1.3%
JB Hunt Transport Services, Inc.	73,060	12,590,430

Machinery – 2.4%
Dover Corp.	29,874	5,728,041
Oshkosh Corp.	51,550	5,165,825
PACCAR, Inc.	54,905	5,418,025
Westinghouse Air Brake Technologies Corp.	37,439	6,805,287

		23,117,178

Professional Services – 0.7%
Robert Half, Inc.	100,494	6,774,300

Trading Companies & Distributors – 1.3%
Ferguson Enterprises, Inc.	37,590	7,464,246
MSC Industrial Direct Co., Inc. - Class A(b)	50,780	4,370,127

		11,834,373

		145,449,061

Information Technology – 9.1%
Electronic Equipment, Instruments & Components – 1.2%
Te Connectivity PLC	74,830	11,298,582

IT Services – 2.7%
Accenture PLC - Class A	72,120	25,492,978

Semiconductors & Semiconductor Equipment – 5.2%
Intel Corp.	239,790	5,625,473
QUALCOMM, Inc.	78,022	13,267,641
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	62,046	10,775,529
Texas Instruments, Inc.	95,530	19,733,632

		49,402,275

		86,193,835

Company	Shares	U.S. $ Value

Consumer Staples – 8.7%
Consumer Staples Distribution & Retail – 5.4%
Casey’s General Stores, Inc.	27,240	$10,234,340
Walmart, Inc.	511,130	41,273,748

		51,508,088

Tobacco – 3.3%
Philip Morris International, Inc.	254,984	30,955,057

		82,463,145

Consumer Discretionary – 7.5%
Automobile Components – 1.1%
BorgWarner, Inc.	280,740	10,188,055

Distributors – 0.3%
LKQ Corp.	63,720	2,543,702

Hotels, Restaurants & Leisure – 1.5%
Starbucks Corp.	143,020	13,943,020

Household Durables – 0.7%
DR Horton, Inc.	35,589	6,789,314

Specialty Retail – 2.0%
Ross Stores, Inc.	127,514	19,192,132

Textiles, Apparel & Luxury Goods – 1.9%
Lululemon Athletica, Inc.(a)	31,470	8,539,384
NIKE, Inc. - Class B	108,340	9,577,256

		18,116,640

		70,772,863

Energy – 6.6%
Energy Equipment & Services – 0.8%
ChampionX Corp.	75,691	2,282,084
Helmerich & Payne, Inc.(b)	164,934	5,017,292

		7,299,376

Oil, Gas & Consumable Fuels – 5.8%
Chevron Corp.	68,399	10,073,121
ConocoPhillips	84,545	8,900,898
EOG Resources, Inc.	155,263	19,086,480
Phillips 66	130,600	17,167,370

		55,227,869

		62,527,245

Communication Services – 4.5%
Diversified Telecommunication Services – 2.2%
Comcast Corp. - Class A	500,228	20,894,524

Entertainment – 2.3%
Electronic Arts, Inc.	154,000	22,089,760

		42,984,284

Materials – 3.3%
Chemicals – 1.7%
CF Industries Holdings, Inc.	68,840	5,906,472
LyondellBasell Industries NV - Class A	40,185	3,853,741
PPG Industries, Inc.	50,456	6,683,402

		16,443,615

Company	Shares	U.S. $ Value

Metals & Mining – 1.6%
Steel Dynamics, Inc.	117,370	$14,798,010

		31,241,625

Real Estate – 1.0%
Specialized REITs – 1.0%
Public Storage	24,910	9,064,002

Total Common Stocks (cost $707,312,504)		915,173,553

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $30,621,587)	30,621,587	30,621,587

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $737,934,091)		945,795,140

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $6,076,487)	6,076,487	6,076,487

Total Investments – 100.6% (cost $744,010,578)(f)		951,871,627
Other assets less liabilities – (0.6)%		(5,257,138)

Net Assets – 100.0%		$946,614,489

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $213,298,450 and gross unrealized depreciation of investments was $(5,437,401), resulting in net unrealized appreciation of $207,861,049.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$915,173,553	$—	$—	$915,173,553
Short-Term Investments	30,621,587	—	—	30,621,587
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,076,487	—	—	6,076,487

Total Investments in Securities	951,871,627	—	—	951,871,627
Other Financial Instruments(b)	—	—	—	—

Total	$951,871,627	$—	$—	$951,871,627

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,970	$141,434	$150,782	$30,622	$1,189
Government Money Market Portfolio*	16,533	49,764	60,221	6,076	214
Total	$56,503	$191,198	$211,003	$36,698	$1,403

*	Investments of cash collateral for securities lending transactions.